Rule 497(d)

               DEAN WITTER SELECT MUNICIPAL TRUST
                  INSURED CALIFORNIA SERIES 57
          INSURED CALIFORNIA INTERMEDIATE TERM SERIES 4
               INSURED INTERMEDIATE TERM SERIES 12
                 LONG TERM PORTFOLIO SERIES 120

                    SUPPLEMENT TO PROSPECTUS
                     DATED JANUARY 16, 1996


          The sales charge in the secondary market will reflect different rates depending upon the maturities of the various underlying Securities as follows:

                         (as percent of bid  (as percent of
Time to Maturity          side evaluation)   Offering Price

Less than 1 year                       0%                0%
Over 1 year to 2 years             0.756%             0.75%
Over 2 years to 3 years            1.523%             1.50%
Over 3 years to 6 years            2.564%             2.50%
Over 6 years to 10 years           3.627%             3.50%
Over 10 years to 14 years          4.712%             4.50%
15 years and over                  5.820%             5.50%

     The prospectus included in the Registration Statement for Dean Witter Select Municipal Trust, Insured California Series 57,
Insured California Intermediate Term Series 4, Insured
Intermediate Term Series 12 and Long Term Portfolio Series 120 is hereby incorporated by reference.